Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000028717 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000028717 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000028717 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028717 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028717 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028717 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.10%
C000028717 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	0.20%
C000028717 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.10%
C000028717 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.10%
C000028717 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	99.30%
C000028717 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000028717 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000028717 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000028717 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000028717 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000028717 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000028717 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028717 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000028717 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028716 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000028716 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000028716 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028716 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028716 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028716 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.10%
C000028716 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	0.20%
C000028716 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.10%
C000028716 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.10%
C000028716 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	99.30%
C000028716 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000028716 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000028716 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000028716 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000028716 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000028716 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000028716 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028716 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000028716 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028719 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000028719 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000028719 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028719 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028719 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000028719 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.30%
C000028719 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	0.30%
C000028719 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	0.90%
C000028719 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.60%
C000028719 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	97.60%
C000028719 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C000028719 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000028719 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000028719 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028718 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000028718 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000028718 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028718 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028718 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000028718 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.30%
C000028718 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	0.30%
C000028718 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	0.90%
C000028718 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.60%
C000028718 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	97.60%
C000028718 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C000028718 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000028718 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000028718 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028721 [Member] | Constellation Software Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028721 [Member] | Intact Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028721 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028721 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028721 [Member] | Ferguson Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028721 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	0.80%
C000028721 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	12.50%
C000028721 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.70%
C000028721 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.70%
C000028721 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	82.60%
C000028721 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000028721 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000028721 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028721 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028720 [Member] | Constellation Software Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028720 [Member] | Intact Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028720 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028720 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028720 [Member] | Ferguson Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028720 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	0.80%
C000028720 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	12.50%
C000028720 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.70%
C000028720 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.70%
C000028720 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	82.60%
C000028720 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000028720 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000028720 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028720 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028723 [Member] | Caseys General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028723 [Member] | Chesapeake Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028723 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028723 [Member] | Freeport McMoRan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028723 [Member] | Agree Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028723 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.40%
C000028723 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.10%
C000028723 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.90%
C000028723 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	96.60%
C000028723 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028723 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000028723 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028722 [Member] | Caseys General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028722 [Member] | Chesapeake Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028722 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028722 [Member] | Freeport McMoRan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028722 [Member] | Agree Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028722 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.40%
C000028722 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.10%
C000028722 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.90%
C000028722 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	96.60%
C000028722 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028722 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000028722 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028730 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000028730 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000028730 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028730 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028730 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028730 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.20%
C000028730 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.20%
C000028730 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.40%
C000028730 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.70%
C000028730 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	74.10%
C000028730 [Member] | Private Placement [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028730 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C000028730 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000028730 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000028730 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000028728 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000028728 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000028728 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028728 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028728 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028728 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.20%
C000028728 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.20%
C000028728 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.40%
C000028728 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.70%
C000028728 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	74.10%
C000028728 [Member] | Private Placement [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028728 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C000028728 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000028728 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000028728 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000028734 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000028734 [Member] | Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000028734 [Member] | United States Treasury Notes Bonds Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000028734 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028734 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028734 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[1]
C000028734 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[1]
C000028734 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%	[1]
C000028734 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%	[1]
C000028734 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[1]
C000028734 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%	[1]
C000028734 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[1]
C000028734 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
C000028734 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000028734 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000028734 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000028734 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000028734 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000028734 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000028734 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028733 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000028733 [Member] | Mortgage Backed Securities Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000028733 [Member] | United States Treasury Notes Bonds Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000028733 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028733 [Member] | Banking Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028733 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[2]
C000028733 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[2]
C000028733 [Member] | Average Credit Rating Various Credit Agencies Used Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%	[2]
C000028733 [Member] | Average Credit Rating Various Credit Agencies Used Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%	[2]
C000028733 [Member] | Average Credit Rating Various Credit Agencies Used A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[2]
C000028733 [Member] | Average Credit Rating Various Credit Agencies Used Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%	[2]
C000028733 [Member] | Average Credit Rating Various Credit Agencies Used Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[2]
C000028733 [Member] | Average Credit Rating Various Credit Agencies Used B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[2]
C000028733 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000028733 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000028733 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000028733 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000028733 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000028733 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000028733 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028737 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000028737 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000028737 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000028737 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000028737 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000028737 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	2.50%
C000028737 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.40%
C000028737 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.40%
C000028737 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	3.20%
C000028737 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	91.50%
C000028737 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000028737 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000028737 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000028736 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000028736 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000028736 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000028736 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000028736 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000028736 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	2.50%
C000028736 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.40%
C000028736 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.40%
C000028736 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	3.20%
C000028736 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	91.50%
C000028736 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000028736 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000028736 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000028742 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000028742 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000028742 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000028742 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000028742 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000028742 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000028742 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.40%
C000028742 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.80%
C000028742 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	9.60%
C000028742 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	77.80%
C000028742 [Member] | Private Placement [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000028742 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000028742 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028742 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000028742 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028740 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000028740 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000028740 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000028740 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000028740 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000028740 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000028740 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.40%
C000028740 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.80%
C000028740 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	9.60%
C000028740 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	77.80%
C000028740 [Member] | Private Placement [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000028740 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000028740 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028740 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000028740 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028747 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000028747 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000028747 [Member] | Liberty Media Corp Liberty Formula One Series C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028747 [Member] | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000028747 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028747 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	7.50%
C000028747 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.40%
C000028747 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	11.50%
C000028747 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	15.40%
C000028747 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	7.70%
C000028747 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000028747 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000028747 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028747 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028745 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000028745 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000028745 [Member] | Liberty Media Corp Liberty Formula One Series C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028745 [Member] | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000028745 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028745 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	7.50%
C000028745 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.40%
C000028745 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	11.50%
C000028745 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	15.40%
C000028745 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	7.70%
C000028745 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000028745 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000028745 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028745 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000233309 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000233309 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000233309 [Member] | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000233309 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000233309 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000233309 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.50%
C000233309 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	6.90%
C000233309 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.70%
C000233309 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.80%
C000233309 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	58.50%
C000233309 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000233309 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000233309 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000233310 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000233310 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000233310 [Member] | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000233310 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000233310 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000233310 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.50%
C000233310 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	6.90%
C000233310 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.70%
C000233310 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.80%
C000233310 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	58.50%
C000233310 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000233310 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000233310 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%

[1]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
[2]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.